Related Party Disclosures (Details) - Schedule of the Transactions with Related Parties During the Financial Year - MYR (RM)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Companies [Member]
Schedule of the Transactions with Related Parties During the Financial Year [Line Items]
- Rendering of information technology system	RM 25,000,000
- Site support and maintenance services fee	436,300
- Project management fee income
- Project management fee expenses&	(12,000,000)
Related Parties [Member]
Schedule of the Transactions with Related Parties During the Financial Year [Line Items]
- Rendering of information technology system
- Renovation work
- Rental paid	RM (66,000)	RM (66,000)